UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                   Investment Company Act File Number 811-8122
                                                      --------

                             The Aquinas Funds, Inc.
                             -----------------------
               (Exact name of registrant as specified in charter)

                        5310 Harvest Hill Road, Suite 248
                               Dallas, Texas 75230
               (Address of principal executive offices) (Zip code)


                                Frank A. Rauscher
                        Aquinas Investment Advisers, Inc.
                        5310 Harvest Hill Road, Suite 248
                               Dallas, Texas 75230
                     (Name and address of agent for service)

      Registrant's telephone number, including area code: (972) 233-6655
                                                          --------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2005
                                              --------------

                                    FORM N-Q

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Aquinas Funds, Inc.
Schedules of Investments
March 31, 2005 (Unaudited)

AQUINAS FIXED INCOME FUND
 SCHEDULE OF INVESTMENTS
 MARCH 31, 2005 (UNAUDITED)

   Principal
     Amount                                                            Value
     ------                                                            -----
                FIXED INCOME BONDS 97.8%

                ASSET-BACKED SECURITIES 20.7%
                AmeriCredit Automobile Receivables Trust,
        $70,000 2.72%, 1/6/10                                            $68,920
                Banc of America Commercial Mortgage, Inc.,
        225,000 4.041%,  7/10/42                                         220,446
                Capital One Auto Finance Trust,
         75,000 3.18%, 9/15/10                                            73,318
                Capital One Master Trust,
        130,000 6.31%, 6/15/11                                           136,984
                Chase Commercial Mortgage Securities Corp.,
        207,946 7.37%, 2/19/07                                           216,256
        634,754 6.60%, 12/19/29                                          663,680
                Chase Credit Card Master Trust,
        730,000 2.93%, 2/15/10*                                          731,795
                Chase Mortgage Finance Corp.,
        226,655 5.50%, 11/25/33                                          227,399
                Citibank Credit Card Issurance Trust,
        185,000 4.40%, 5/15/07*                                          185,294
                Daimler Chrysler Auto Trust,
        135,000 2.58%, 4/8/09                                            130,922
                Deutsche ALT-A Securities Inc Alternate Loan Trust,
        275,000 5.9447%, 4/25/35                                         279,093
                DLJ Commercial Mortgage Corp.,
         80,956 5.88%, 11/12/31                                           82,492
                First Union - Chase Commercial Mortgage,
        123,537 6.363%, 6/15/31                                          125,064
                General Electric Capital Assurance Co.,
        402,489 2.5843%, 5/12/35                                         392,360
                General Motors Acceptance Corp.,
         11,253 6.411%, 5/15/30                                           11,237
         28,826 6.15%, 5/15/35                                            28,862
                Government National Mortgage Association,
        110,000 5.881%, 3/16/24                                          114,038
         45,000 5.582%, 10/16/31                                          46,202
                Household Auto Trust,
        100,000 3.02%, 12/17/10                                           97,813
                Ikon Receivables LLC,
        125,000 3.27%, 7/15/11                                           123,485
                JP Morgan Commercial Mortgage Securities,
        255,000 6.044%, 12/15/10                                         265,587
        275,000 5.038%, 3/15/46                                          273,079
                LB-UBS Commercial Mortgage Trust,
        310,375 6.27%, 6/15/20                                           324,016

                Master Adjustable Rate Mortgages Trust,
        275,839 5.32%, 1/25/35*                                          275,753
                MBNA Credit Card Master Note Trust,
        580,000 3.90%, 11/15/07                                          580,919
         55,000 5.90%, 8/15/11                                            57,865
                Merrill Lynch Mortgage Investors, Inc.,
        623,926 6.39%, 2/15/30                                           651,202
                Merrill Lynch Mortgage Trust,
        120,000 4.467%, 10/12/41                                         117,153
                Morgan Stanley Capital I,
        258,744 7.22%, 5/15/07                                           270,732
        300,394 6.55%, 3/15/30                                           314,840
        214,168 5.91%, 11/15/31                                          217,669
        120,000 4.59%, 4/14/40                                           117,978
                Nationslink Funding Corp.,
         55,852 6.001%, 8/20/30                                           56,233
                Onyx Acceptance Grantor Trust,
        105,000 3.89%, 2/15/11                                           103,539
                PG&E Energy Recovery Funding LLC,
         70,000 4.37%, 6/25/14                                            68,599
                Prudential Securities Secured Financing Corp.,
        261,484 6.955%, 6/16/31                                          268,781
        300,000 6.48%, 11/1/31                                           317,047
                Renaissance Home Equity Loan Trust,
        355,000 5.604%, 5/25/35                                          355,223
                Wachovia Bank Commercial Mortgage Trust,
        120,000 4.039%, 10/15/41                                         116,441
                Washington Mutual, Inc.,
        275,000 4.684%, 4/25/35                                          275,646
                Wells Fargo Mortgage Backed Securities Trust,
        260,712 4.95858%, 2/25/34*                                       259,457
        325,000 4.641%, 11/25/34                                         324,531
                WFS Financial Owner Trust,
        140,000 3.93%, 2/17/12                                           137,766
                                                                    ------------
                                                                       9,705,716
                                                                    ------------

                CONVERTIBLE BONDS 1.4%
        635,000 Wells Fargo & Co., 5/1/33+                               628,415
                                                                    ------------


                CORPORATE BONDS 40.4%
                America Movil SA de CV,
         65,000 6.375%, 3/1/35                                            58,812
                American Airlines, Inc.,
         40,000 7.858%, 10/1/11                                           40,863
                American General Finance Corp.,
        490,000 4.625%, 5/15/09                                          488,784
         35,000 4.00%, 3/15/11                                            33,247
                AmSouth Bancorp,
        270,000 6.75%, 11/1/25                                           308,134

                Amvescap PLC,
         50,000 5.375%, 12/15/14                                          48,680
                AOL Time Warner, Inc.,
         50,000 7.625%, 4/15/31                                           58,738
                Arrow Electronics, Inc.,
         40,000 9.15%, 10/1/10                                            46,354
                ASIF Global XVIII,
        325,000 3.85%, 11/26/07                                          320,664
                Assurant, Inc.,
         30,000 6.75%, 2/15/34                                            32,543
                AutoZone, Inc.,
         45,000 5.50%, 11/15/15                                           43,249
                AXA Financial, Inc.,
         25,000 7.75%, 8/1/10                                             28,270
         20,000 8.60%, 12/15/30                                           26,233
                BellSouth Capital Funding,
        435,000 6.04%, 11/15/26                                          452,331
        195,000 7.12%, 7/15/97                                           217,998
                Boeing Co.,
        545,000 7.95%, 8/15/24                                           703,222
                Carnival Corp.,
         80,000 3.75%, 11/15/07                                           78,621
                Cendant Corp.,
         30,000 6.25%, 3/15/10                                            31,517
                Centex Corp.,
         40,000 7.50%, 1/15/12                                            44,750
                Champion International,
        190,000 6.40%, 2/15/26                                           201,490
        365,000 6.65%, 12/15/37                                          408,224
                Cia Brasileira de Bedidas,
         55,000 10.50%, 12/15/11                                          66,550
                CIT Group, Inc.,
         30,000 4.75%, 12/15/10                                           29,739
         40,000 7.75%, 4/2/12                                             46,267
                Clear Channel Communications, Inc.,
         35,000 5.50%, 9/15/14                                            33,421
                Coca-Cola Enterprises, Inc.,
        530,000 7.00%, 10/1/26                                           623,010
                Comcast Cable Communications,
         40,000 8.875%, 5/1/17                                            50,505
        390,000 8.50%, 5/1/27                                            500,643
                ConAgra Foods, Inc.,
        645,000 6.70%, 8/1/27                                            730,678
                Consolidated Natural Gas Co.,
        140,000 6.875%, 10/15/26                                         159,946
                Countrywide Home Loan,
         50,000 5.625%, 5/15/07                                           51,217
         50,000 4.00%, 3/22/11                                            47,339
                Cox Communications, Inc.,
         40,000 7.125%, 10/1/12                                           43,624
                Credit Suisse First Boston USA,
         45,000 6.50%, 1/15/12                                            48,691

                DaimlerChrysler NA Holding Corp.,
         35,000 6.50%, 11/15/13                                           36,399
         40,000 8.50%, 1/18/31                                            48,266
                Deutsche Telekom International Finanace BV,
         35,000 8.50%, 6/15/10                                            40,253
                Duke Energy Corp.,
         70,000 5.375%, 1/1/09                                            71,679
                EOP Operating, LP,
        525,000 4.65%, 10/1/10                                           513,188
                FedEx Corp.,
         52,207 7.02%, 1/15/16                                            57,815
                First Union Corp.,
        560,000 6.824%, 8/1/26                                           689,860
        145,000 6.18%, 2/15/36                                           159,648
                FleetBoston Financial Corp.,
        800,000 7.25%, 9/15/05                                           813,502
                Ford Motor Co.,
        385,000 7.70%, 5/15/97                                           331,560
                Ford Motor Credit Co.,
         50,000 5.80%, 1/12/09                                            47,754
        285,000 7.375%, 10/28/09                                         286,245
         60,000 7.875%, 6/15/10                                           61,085
                General Electric Capital Corp.,
         30,000 4.25%, 12/1/10                                            29,290
                General Motors Acceptance Corp.,
        605,000 8.875%, 6/1/10                                           608,556
                Goldman Sachs Group, Inc.,
         30,000 5.15%, 1/15/14                                            29,541
                Harrahs Operating Co.,
         60,000 8.00%, 2/1/11                                             68,086
                Hartford Financial Services Group,
        360,000 7.75%, 6/15/05                                           362,973
        100,000 4.70%, 9/1/07                                            100,478
                Health Care Property Investors, Inc.,
         20,000 6.45%, 6/25/12                                            21,483
                Health Care REIT,
         30,000 7.625%, 3/15/08                                           32,024
         50,000 8.00%, 9/12/12                                            57,287
                Heller Financial Commercial Mortgage Asset,
        279,421 7.715%, 1/17/34                                          293,698
                Hertz Corp.,
         40,000 6.625%, 5/15/08                                           39,988
         40,000 6.35%, 6/15/10                                            38,435
                Household Finance Corp.,
        510,000 6.50%, 11/15/08                                          540,561
         70,000 4.75%, 7/15/13                                            68,149
                HSBC Bank PLC,
        210,000 7.65%, 5/1/25                                            259,563
                Hutchinson Whamp International, Ltd.,
         50,000 7.45%, 11/24/33                                           55,044
                Ingersoll-Rand Co.,
        125,000 6.443%, 11/15/27                                         143,557

                International Lease Finance Corp.,
        100,000 6.375%, 3/15/09                                          105,810
                John Hancock Global,
        205,000 5.625%, 6/27/06                                          208,648
                Kerr-McGee Corp.,
         30,000 7.875%, 9/15/31                                           33,851
                LB Commercial Conduit Mortgage Trust,
         74,790 6.40%, 2/18/30                                            75,196
                Lehman Brothers Holdings,
        540,000 7.00%, 2/1/08                                            576,193
         50,000 4.80%, 3/13/14                                            48,225
                Liberty Mutual Group,
         70,000 6.50%, 3/15/35                                            67,328
                Mass Mutual Global II,
        285,000 3.25%, 6/15/07                                           278,983
                Merrill Lynch & Co.,
        195,000 3.125%, 7/15/08                                          186,420
                Morgan Stanley,
         45,000 4.75%, 4/1/14                                             42,845
                National Rural Utilities,
         50,000 5.75%, 8/28/09                                            52,072
                New Cingular Wireless Services, Inc.,
         40,000 8.75%, 3/1/31                                             52,772
                News America, Inc.,
        435,000 6.75%, 1/9/38                                            478,139
                Northwest Airlines,
         61,466 8.072%, 10/1/19                                           67,152
                Oklahoma Gas & Electric,
        520,000 6.65%, 7/15/27                                           588,950
                Pemex Project Funding Master Trust,
         60,000 7.375%, 12/15/14                                          64,200
                Power Contract Financing,
         75,000 6.256%, 2/1/10                                            76,850
                Procter & Gamble Co.,
        675,000 8.00%, 9/1/24                                            884,125
                Pulte Homes, Inc.,
         60,000 8.125%, 3/1/11                                            67,655
                Quebec Province,
        660,000 7.035%, 3/10/26                                          805,067
                SBC Communications, Inc.,
         50,000 5.10%, 9/15/14                                            48,734
                Sempra Energy,
         35,000 7.95%, 3/1/10                                             39,398
                SLM Corp.,
        310,000 3.625%, 3/17/08                                          302,952
        465,000 5.375%, 5/15/14                                          470,447
                Sprint Capital Corp.,
         70,000 8.75%, 3/15/32                                            90,815
                Suntrust Banks,
        295,000 6.00%, 2/15/26                                           313,678
        315,000 6.00%, 1/15/28                                           339,311
                Telefonica Europe BV,
         40,000 7.75%, 9/15/10                                            45,376

                Textron Financial Corp.,
         60,000 5.875%, 6/1/07                                            61,979
         40,000 6.00%, 11/20/09                                           42,384
                USX Corp.,
         20,000 9.125%, 1/15/13                                           24,951
                Vanderbilt Mortgage and Finance, Inc.,
        100,000 6.57%, 8/7/24                                            103,069
        145,000 7.235%, 6/7/28                                           152,867
                Verizon Global Funding Corp.,
         10,000 7.25%, 12/1/10                                            11,098
                Wyeth,
         50,000 5.5%, 3/15/13                                             50,826
                XL Capital, Ltd.,
         60,000 5.25%, 9/15/14                                            59,208
                                                                    ------------
                                                                      18,927,895
                                                                    ------------

                MUNICIPAL BONDS 3.0%
                California Statewide Communities Development
                Authority,
        655,000 4.00%, 11/15/06                                          654,372
                Fiscal Year 2005 Securitization Corp.,
        355,000 3.40%, 8/15/08                                           351,368
                Southern California Public Power Authority/CA,
        330,000 6.93%, 5/15/17                                           387,314
                                                                    ------------
                                                                       1,393,054
                                                                    ------------

                U.S. GOVERNMENT AGENCIES 12.7%
                Federal Home Loan Bank,
        125,000 3.50%, 8/15/06                                           124,417
        855,000 5.75%, 10/15/07                                          889,132
        110,000 3.625%, 11/14/08                                         107,541
                Federal Home Loan Mortgage Corp.,
        130,000 3.00%, 9/29/06                                           127,980
         74,000 5.125%, 7/15/12                                           75,804
        394,908 6.00%, 6/1/24                                            406,619
                Federal National Mortgage Association,
        195,000 2.375%, 2/15/07                                          189,443
        120,000 6.00%, 5/15/11                                           128,474
         55,000 7.25%, 5/15/30                                            70,892
        173,886 4.55%, 7/1/33*                                           174,759
        107,486 4.603%, 11/1/33*                                         107,848
        341,149 4.813%, 11/1/33*                                         341,895
        100,237 4.68%, 12/1/33*                                          100,488
        153,212 4.697%, 1/1/34*                                          153,250
        811,745 4.551%, 8/1/34*                                          833,678
        794,166 4.646%, 8/1/34*                                          815,798
        278,111 4.875%, 9/1/34*                                          278,055
        280,380 4.90%, 9/1/34*                                           280,599
        293,980 4.80%, 10/1/34*                                          292,369
        438,218 4.583%, 1/1/35*                                          450,132
                                                                    ------------
                                                                       5,949,173
                                                                    ------------

                U.S. TREASURY OBLIGATIONS 19.6%
                U.S. Treasury Bond,
        285,000 6.25%, 8/15/23                                           331,836
        500,000 5.25%, 11/15/28                                          525,840
                U.S. Treasury Note,
      2,140,000 1.50%, 7/31/05                                         2,130,137
        650,000 3.00%, 12/31/06                                          641,749
        590,000 3.00%, 2/15/08                                           575,042
        115,000 6.50%, 2/15/10                                           126,630
      1,400,000 5.00%, 8/15/11                                         1,454,468
        995,000 4.25%, 11/15/13                                          979,647
        760,000 4.25%, 8/15/14                                           745,275
        925,000 7.25%, 5/15/16                                         1,134,317
                U.S. Treasury Tip,
        312,785 3.625%, 1/15/08                                          336,394
        209,717 1.625%, 1/15/15                                          206,620
                                                                    ------------
                                                                       9,187,955
                                                                    ------------

                Total Fixed Income Bonds
                (cost $45,755,920)                                    45,792,208

                SHORT-TERM INVESTMENT 0.9%

        436,219 UMB Bank, n.a., Money Market                             436,219
                Fiduciary, Demand Deposit, 1.24%                    ------------
                (cost $436,219)


                Total Investments 98.7%
                (cost $46,192,139)                                    46,228,427

                Other Assests less Liabilities 1.3%                      613,718
                                                                    ------------

                Net Assets 100.0%                                     46,842,145
                                                                    ============


                + Zero coupon security.

                * Floating rate securities are securites whose yields vary with a designated market index or market rate.
                These securities are shown at their current rates as of March 31, 2005.

                See notes to schedule of investments.

GROWTH FUND
SCHEDULE OF INVESTMENTS
3/31/2005
(UNAUDITED)

      Number
    of Shares                                                      Value
    ---------                                                      -----
                   COMMON STOCKS 94.5%

                   CHEMICALS 4.2%
            43,200 Eastman Chemical Co.                          $  2,548,800
                                                                 ------------

                   COMPUTER SERVICES 2.5%
            34,200 Computer Sciences Corp.*                         1,568,070
                                                                 ------------

                    COMPUTER SOFTWARE 2.2%
            55,100 Microsoft Corp.                                  1,331,767
                                                                 ------------

                   ELECTRIC 12.3%
            39,450 Ameren Corp.                                     1,933,445
            44,700 Consolidated Edison, Inc.                        1,885,446
            44,050 Progress Energy, Inc.                            1,847,897
            58,300 Southern Co.                                     1,855,689
                                                                 ------------
                                                                    7,522,477
                                                                 ------------

                   FINANCIAL SERVICES 3.9%
            37,550 Freddie Mac                                      2,373,160
                                                                 ------------

                   FOOD 4.1%
           113,150 Sara Lee Corp.                                   2,507,404
                                                                 ------------

                   HEALTHCARE PRODUCTS 4.9%
            25,250 Boston Scientific Corp.*                           739,573
            22,700 Johnson & Johnson                                1,524,532
            14,400 Medtronic, Inc.                                    733,680
                                                                 ------------
                                                                    2,997,785
                                                                 ------------

                   HEALTHCARE SERVICES 3.9%
            25,050 UnitedHealth Group, Inc.                         2,389,269
                                                                 ------------

                   HOME FURNISHINGS 3.6%
            32,600 Whirlpool Corp.                                  2,207,998
                                                                 ------------

                   INSURANCE 10.3%
            37,900 American International Group, Inc.               2,100,039
            31,700 Loews Corp.                                      2,331,218
            35,700 MBIA Corp.                                       1,866,396
                                                                 ------------
                                                                    6,297,653
                                                                 ------------

                   OIL AND GAS 20.7%
            26,850 Burlington Resources, Inc.                       1,344,379
            42,450 Chevron Texaco Corp.                             2,475,260
            33,400 Kerr-McGee Corp.                                 2,616,222
            50,000 KeySpan Corp.                                    1,948,500
            19,400 Occidental Petroleum Corp.                       1,380,698
            28,400 Sunoco, Inc.                                     2,939,968
                                                                 ------------
                                                                   12,705,027
                                                                 ------------

                   PHARMACEUTICALS 5.1%
            34,400 Abbott Laboratories                              1,603,728
            57,450 Pfizer, Inc.                                     1,509,212
                                                                 ------------
                                                                    3,112,940
                                                                 ------------

                   RETAIL 11.0%
            59,000 Home Depot, Inc.                                 2,256,160
            38,600 Lowes Cos., Inc.                                 2,203,674
            72,300 McDonald's Corp.                                 2,251,422
                                                                 ------------
                                                                    6,711,256
                                                                 ------------

                   SEMICONDUCTORS 2.5%
            64,650 Intel Corp.
                                                                    1,501,819
                                                                 ------------

                   TOBACCO 3.3%
            30,900 Altria Group, Inc.                               2,020,551
                                                                 ------------

                   Total Common Stock
                   (cost $57,158,813)                              57,795,976
                                                                 ------------
     Principal
      Amount
      ------
                   SHORT-TERM INVESTMENT 5.7%

                   UMB Bank, n.a., Money Market
                   Fiduciary, Demand Deposit, 1.24%
    $    3,491,053 (cost $3,491,053)                                3,491,053
                                                                 ------------

                   Total Investments  100.2%
                   (cost $60,649,866)                              61,287,029

                   Liabilities less
                   Other Assets  (0.2)%                              (101,581)
                                                                 ------------

                   Net Assets 100.0%                             $ 61,185,448
                                                                 ============

                *Non-income producing security
                See notes to schedule of investments.

SMALL-CAP FUND
SCHEDULE OF INVESTMENTS
3/31/2005  (UNAUDITED)

    Number
  of Shares                                                    Value
  ---------                                                    -----
               COMMON STOCKS 97.2%

               ADVERTISING 1.2%
         3,100 Monster Worldwide, Inc.*                      $   86,955
                                                           ------------

               AEROSPACE/DEFENSE 2.8%
         2,800 DRS Technologies, Inc.*                          119,000
         2,363 MTC Technologies, Inc.*                           76,798
                                                           ------------
                                                                195,798
                                                           ------------

               APPAREL  1.0%
         6,000 True Religion Apparel, Inc.*                      74,100
                                                           ------------

               BIOTECHNOLOGY 0.7%
         3,200 Telik, Inc.*                                      48,256
                                                           ------------

               BUSINESS SERVICES 19.1%
         2,900 Affiliated Managers Group, Inc.*                 179,887
         6,200 Calamos Asset Management, Inc.                   166,904
         5,100 CB Richard Ellis Group, Inc.*                    178,449
         2,300 Corporate Executive Board Co.                    147,085
         4,900 Euronet Worldwide, Inc.*                         139,895
         3,900 GFI Group, Inc.*                                 104,637
         2,000 Jones Lang LaSalle, Inc.*                         93,300
         4,300 Labor Ready, Inc.*                                80,195
         4,900 MPS Group, Inc.*                                  51,499
         4,100 Portfolio Recovery Associates, Inc.*             139,523
         2,000 SFBC International, Inc.*                         70,480
                                                           ------------
                                                              1,351,854
                                                           ------------

               CASINO AND GAMING 1.3%
         3,225 Shuffle Master, Inc.*                             93,396
                                                           ------------

               CHEMICALS 4.9%
         1,300 Georgia Gulf Corp.                                59,774
         3,900 Olin Corp.                                        86,970
         6,200 Westlake Chemical Corp.                          200,570
                                                           ------------
                                                                347,314
                                                           ------------

               COAL 1.6%
         2,600 Arch Coal, Inc.                                  111,826
                                                           ------------

               COMPUTER SERVICES 3.9%
           900 CACI International, Inc.*                         49,707
         4,200 SI International, Inc.*                          116,046
         1,800 SRA International, Inc.*                         108,450
                                                           ------------
                                                                274,203
                                                           ------------

               COMPUTER SOFTWARE 3.4%
         2,300 Hyperion Solutions Corp.*                        101,453
         4,800 Infocrossing, Inc.*                               76,032
         1,200 MicroStrategy, Inc.*                              65,124
                                                           ------------
                                                                242,609
                                                           ------------

               EDUCATION 3.0%
         5,000 Corinthian Colleges, Inc.*                        78,600
         2,700 ITT Educational Services, Inc.*                  130,950
                                                           ------------
                                                                209,550
                                                           ------------

               ELECTRONICS 4.2%
         3,900 Benchmark Electronics, Inc.*                     124,137
         5,800 FLIR Systems, Inc.*                              175,740
                                                           ------------
                                                                299,877
                                                           ------------

               ENGINNERING AND CONSTRUCTION 0.5%
         2,400 Insituform Technologies, Inc.*                    34,824
                                                           ------------

               HEALTH CARE EQUIPMENT AND
               SUPPLIES 9.1%
         3,500 ArthroCare Corp.*                                 99,750
         5,100 Aspect Medical Systems, Inc.*                    110,109
         2,100 Cooper Cos., Inc.                                153,090
         2,000 Hologic, Inc.*                                    63,750
         7,400 NuVasive, Inc.*                                   95,608
         6,400 Symmetry Medical, Inc.*                          121,728
                                                           ------------
                                                                644,035
                                                           ------------

               HEALTH CARE SERVICES 8.2%
         2,000 Centene Corp.*                                    59,980
         3,400 Covance, Inc.*                                   161,874
         1,500 LifePoint Hospitals, Inc.*                        65,760
         4,600 Medcath Corp.*                                   134,780
         3,400 Psychiatric Solutions, Inc.*                     156,400
                                                           ------------
                                                                578,794
                                                           ------------

               INTERNET SERVICES 6.3%
         7,400 Aladdin Knowledge Systems, Ltd.*                 168,202
         4,900 Jupitermedia Corp.*                               75,999
         3,100 Niku Corp.*                                       55,955
         2,700 Websense, Inc.*                                  145,260
                                                           ------------
                                                                445,416
                                                           ------------

               MACHINERY - CONSTRUCTION &
               MINING 1.8%
         3,300 Bucyrus International, Inc.                      128,898
                                                           ------------

               OIL AND GAS 6.5%
         1,600 Atwood Oceanics, Inc.*                           106,464
         2,100 Bill Barrett Corp.*                               60,711
         4,800 Hornbeck Offshore Services, Inc.*                120,288
         2,500 Quicksilver Resources, Inc.*                     121,825
         1,800 Todco*                                            46,512
                                                           ------------
                                                                455,800
                                                           ------------

               PERSONAL SERVICES 0.9%
         1,800 Bright Horizons Family
               Solutions, Inc.*                                  60,732
                                                           ------------

               PHARMACEUTICALS 4.7%
         4,600 Bone Care International, Inc.*                   119,324
         3,600 HealthExtras, Inc.*                               59,940
         2,200 Impax Laboratories, Inc.*                         35,200
         8,200 Isolagen, Inc.*                                   51,578
         9,300 Medarex, Inc.*                                    66,309
                                                           ------------
                                                                332,351
                                                           ------------

               RENTAL - AUTO/EQUIPMENT 1.3%
         4,650 Aaron Rents, Inc.                                 93,000
                                                           ------------

               SEMICONDUCTORS 4.8%
         8,300 Mattson Technology, Inc.*                         65,902
         7,200 Microsemi Corp.*                                 117,288
        10,800 Microtune, Inc.*                                  46,548
         4,900 PLX Technology, Inc.*                             51,450
         6,300 PMC-Sierra, Inc.*                                 55,440
                                                           ------------
                                                                336,628
                                                           ------------

               TELECOMMUNICATIONS 3.3%
        19,100 Extreme Networks, Inc.*                          112,499
         6,600 Ixia*                                            117,414
                                                           ------------
                                                                229,913
                                                           ------------

               TRUCKING 1.9%
         4,100 Overnite Corp.                                   131,159
                                                           ------------

               WATER  0.8%
         1,800 Consolidated Water Co, Inc.                       59,940
                                                           ------------


               Total Common Stocks
               (cost $6,097,065)                              6,867,228
                                                           ------------

   Principal
    Amount
    ------
               SHORT-TERM INVESTMENT 1.7%

     $ 121,325 UMB Bank, n.a., Money Market
               Fiduciary, Demand Deposit, 1.24%
               (cost $121,325)                              $   121,325
                                                           ------------

               Total Investments 98.9%
               (cost $6,218,390)                              6,988,553
                                                           ------------

               Other Assets less Liabilities 1.1%                78,195
                                                           ------------

               Net Assets 100.0%                            $ 7,066,748
                                                           ============

               *Non-income producing security
                See notes to schedule of investments.

VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

     Number
   of Shares                                                          Value
   ---------                                                          -----
                 COMMON STOCKS 96.6%

                 AEROSPACE/DEFENSE 1.6%
           4,000 General Dynamics Corp.                           $    428,200
           2,600 United Technologies Corp.                             264,316
                                                                  ------------
                                                                       692,516
                                                                  ------------
                 AUDIO/VIDEO PRODUCTS 1.7%
          26,700 Thomson ADR                                           720,900
                                                                  ------------

                 BANKING 5.6%
          27,144 Bank of America Corp.                               1,197,050
          17,800 U.S. Bancorp                                          512,996
          10,760 Wells Fargo & Co.                                     643,448
                                                                  ------------
                                                                     2,353,494
                                                                  ------------

                 BEVERAGES 0.4%
           4,000 Allied Domecq PLC ADR                                 162,680
                                                                   ------------

                 BIOTECHNOLOGY 2.6%
          19,235 Biogen Idec, Inc.*                                    663,800
           7,300 Genzyme Corp.*                                        417,852
                                                                  ------------
                                                                     1,081,652
                                                                  ------------

                 CASINOS AND GAMING 1.3%
           8,300 Harrah's Entertainment, Inc.                          536,014
                                                                  ------------

                 CHEMICALS 6.0%
          16,100 Dow Chemical Co.                                      802,585
          16,440 Honeywell International, Inc.                         611,732
          23,280 Praxair, Inc.                                       1,114,181
                                                                  ------------
                                                                     2,528,498
                                                                  ------------

                 COMPUTER PRODUCTS 3.7%
          12,900 Computer Sciences Corp.*                              591,465
          10,550 International Business Machines Corp.                 964,059
                                                                  ------------
                                                                     1,555,524
                                                                  ------------

                 CONSUMER GOODS 1.0%
           7,660 PepsiCo, Inc.                                         406,210
                                                                  ------------

                 ENERGY 1.7%
          25,200 Duke Energy Corp.                                     705,852
                                                                  ------------

                 FINANCIAL SERVICES 14.6%
          29,687 Citigroup, Inc.                                     1,334,134
          16,659 First Data Corp.                                      654,865
           8,900 Freddie Mac                                           562,480
           6,670 Goldman Sachs Group, Inc.                             733,633
          25,100 J.P. Morgan Chase & Co.                               868,460
           8,380 Lehman Brothers Holdings, Inc.                        789,061
          33,700 MBNA Corp.                                            827,335
           6,800 Merrill Lynch & Co., Inc.                             384,880
                                                                  ------------
                                                                     6,154,848
                                                                  ------------

                 FOREST PRODUCTS 0.7%
           4,300 Weyerhaeuser Co.                                      294,550
                                                                  ------------

                 HEALTH CARE PRODUCTS 4.2%
          31,640 Baxter International, Inc.                          1,075,127
          24,100 Boston Scientific Corp.*                              705,889
                                                                  ------------
                                                                     1,781,016
                                                                  ------------

                 HEALTH CARE SERVICES 2.6%
           4,300 UnitedHealth Group, Inc.                              410,134
           5,400 WellPoint, Inc.*                                      676,890
                                                                  ------------
                                                                     1,087,024
                                                                  ------------
                 HOME BUILDERS 1.2%
           4,500 Lennar Corp.                                          255,060
           3,400 Pulte Homes, Inc.                                     250,342
                                                                  ------------
                                                                       505,402
                                                                  ------------

                 INSURANCE 4.0%
           8,300 Allstate Corp.                                        448,698
          10,227 American International Group, Inc.                    566,678
          15,000 Lincoln National Corp.                                677,100
                                                                  ------------
                                                                     1,692,476
                                                                  ------------

                 MANUFACTURING 10.1%
           9,000 3M Co.                                                771,210
          10,800 American Standard Cos., Inc.                          501,984
           9,310 Caterpillar, Inc.                                     851,306
          14,400 General Electric Co.                                  519,264
           5,700 Monsanto Co.                                          367,650
          28,200 Newell Rubbermaid, Inc.                               618,708
          18,300 Tyco International Ltd.                               618,540
                                                                  ------------
                                                                     4,248,662
                                                                  ------------

                 MEDIA 5.4%
           8,200 Clear Channel Communications, Inc.                    282,654
          63,000 Liberty Media Corp.*                                  653,310
          17,800 Vivendi Universal SA ADR*                             544,680
          27,120 Walt Disney Co.                                       779,158
                                                                  ------------
                                                                     2,259,802
                                                                  ------------

                 OIL AND GAS 11.7%
           9,550 Apache Corp.                                          584,747
           6,900 Burlington Resources, Inc.                            345,483
          22,626 ChevronTexaco Corp.                                 1,319,322
           8,330 ConocoPhillips                                        898,307
          10,300 Devon Energy Corp.                                    491,825
           2,800 EOG Resources, Inc.                                   136,472
          15,400 Exxon Mobil Corp.                                     917,840
           1,900 Total SA ADR                                          222,737
                                                                  ------------
                                                                     4,916,733
                                                                  ------------

                 PAPER AND PAPER PRODUCTS 1.2%
           7,890 Kimberly-Clark Corp.                                  518,610
                                                                  ------------

                 PHARMACEUTICALS 2.0%
           8,000 Amgen, Inc.*                                          465,680
           9,200 Caremark Rx, Inc.*                                    365,976
                                                                  ------------
                                                                       831,656
                                                                  ------------

                 PRINTING AND PUBLISHING 1.2%
           6,540 Gannett Co., Inc.                                     517,183
                                                                  ------------

                 RETAIL 8.9%
          10,100 Gap, Inc.                                             220,584
           7,000 Home Depot, Inc.                                      267,680
          11,800 J.C. Penney Co., Inc.                                 612,656
          12,700 Lowes Cos., Inc.                                      725,043
          17,000 McDonald's Corp.                                      529,380
          16,200 Target Corp.                                          810,324
          11,600 Yum! Brands, Inc.                                     600,996
                                                                  ------------
                                                                     3,766,663
                                                                  ------------

                 SEMICONDUCTORS 0.8%
          13,900 Intel Corp.                                           322,897
                                                                  ------------

                 TELECOMMUNICATIONS 2.4%
           7,700 America Movil SA ADR                                  397,320
          28,200 Sprint Corp.                                          641,550
                                                                  ------------
                                                                     1,038,870
                                                                  ------------

                 TOTAL COMMON STOCKS
                 (cost $33,701,739)                                 40,679,732
                                                                  ------------
    Principal
     Amount
     ------
                 SHORT-TERM INVESTMENT 3.5%

  $    1,451,638 UMB Bank, n.a., Money Market
                 Fiduciary, Demand Deposit, 1.24%
                 (cost $1,451,638)                                   1,451,638
                                                                  ------------

                 Total Investments 100.1%
                 (cost $35,153,377)                                 42,131,370

                 Liabilities less other Assets (0.1%)                  (32,268)
                                                                  ------------

                 NET ASSETS 100.0%                                 $42,099,102
                                                                  ============

                *Non-income producing security
                See notes to schedule of investments.

[AQUINAS FUNDS LOGO]

--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS
MARCH 31, 2004

ORGANIZATION
The Aquinas Funds, Inc. was incorporated on October 20, 1993 as a Maryland Corporation and is registered as a diversified open-end management investment company under the Investment Company Act of 1940. The Fixed Income, Value, Growth and Small-Cap Funds (the "Funds") are separate, diversified portfolios of The Aquinas Funds, Inc. Prior to November 1, 2000, the Value Fund was known as the Equity Income Fund; the Growth Fund was known as the Equity Growth Fund and the Small-Cap Fund was known as the Balanced Fund. The Funds are managed by Aquinas Investment Advisers, Inc. (the "Adviser") and commenced operations on January 3, 1994.

INVESTMENT VALUATION - Securities traded over-the-counter or on a national securities exchange are valued on the basis of market value in their principal and most representative market. Securities where the principal and most representative market is a national securities exchange are valued at the latest reported sale price on such exchange. Exchange-traded securities for which there were no transactions on the valuation date are valued at the latest reported bid price. Securities traded on only over-the-counter markets are valued at the latest bid prices. Debt securities (other than short-term obligations) are valued at prices furnished by a pricing service. When in the judgment of the pricing service quoted bid prices are readily available, these investments are valued at the bid price. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Adviser under the supervision of the Board of Directors. Short-term obligations (maturing within 60 days) are valued on an amortized cost basis, which approximates value.

DELAYED DELIVERY TRANSACTIONS - The Funds may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

FEDERAL INCOME TAX INFORMATION:
At March 31, 2005, the cost of securities on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

                            Fixed Income    Value        Growth    Small-Cap
                                Fund        Fund          Fund       Fund
                               ------      ------        ------     ------

Cost of Investments         $46,284,454  $35,243,891  $60,666,498  $6,223,180
                            ============ ============ ============ ===========
Appreciation                   $549,470   $7,526,959   $2,735,808    $994,231
Depreciation                   (605,497)    (639,480)  (2,115,277)   (228,858)
                            ------------ ------------ ------------ -----------
Net Appreciation
  (Depreciation)
  on Investments              $ (56,027)  $6,887,479     $620,531    $765,373
                            ============ ============ ============ ===========

The differences between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

OTHER - Investment transactions are accounted for on the trade date. The
Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend and interest income is recognized on an accrual basis. Premiums and discounts on securities purchased are amortized using the level yield to maturity method.

ITEM 2.  CONTROLS AND PROCEDURES.
(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.
ITEM 3.  EXHIBITS.
(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Aquinas Funds, Inc.

By:   /s/ Frank A. Rauscher
      ------------------------------------------
      Frank A. Rauscher
      Principal Executive Officer

Date: May 25, 2005
      ------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Frank A. Rauscher
      ------------------------------------------
      Frank A. Rauscher
      Principal Executive Officer

Date: May 25, 2005
      ------------------------------------------

By:   /s/ Frank A. Rauscher
      ------------------------------------------
      Frank A. Rauscher
      Principal Financial Officer

Date: May 25, 2005
      ------------------------------------------

                                  EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)